Deutsche Investment Management Americas Inc.
                                 One Beacon Street
                                 Boston, MA 02108

                                 December 1, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS Money Market Prime Series (the "Fund"), a series of DWS Money Funds (the "Trust") (Reg. Nos. 002-51992, 811-02527)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 64 to the Trust's Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on November 30, 2009.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

                              Very truly yours,

                              /s/Scott D. Hogan

                              Scott D. Hogan
                              Vice President
                              Deutsche Investment Management Americas Inc.




amk

cc:      John Marten, Esq., Vedder Price P.C.